Sales/transfer of receivables (Tables)	12 Months Ended
Mar. 31, 2015
Cash Flows Received From Customers And Paid To Securitization Special Purpose Entities Transferees

The following table summarizes the cash flows received from customers and paid to SPEs/transferees for sales of performing loans during the years ended March 31, 2013, March 31, 2014 and March 31, 2015:

	Fiscal years ended March 31,
	2013		2014		2015		2015
	(In millions)
Cash flow information
Collections against securitized receivables/transfers	Rs.	1,946.0	Rs.	1,771.9	Rs.	903.6	US$	14.5
Payments made		1,819.6		1,537.7		832.5		13.4
Cash flows on retained interests	Rs.	128.6	Rs.	223.1	Rs.	69.3	US$	1.1

Key Disclosures of Transferred Financial Assets with Continuing Involvement

Other key disclosures are as follows:

	As of March 31,
	2014		2015		2015
	(In millions)
Transferred receivables with continuing involvement*	Rs.	2,250.7	Rs.	1,670.3	US$	26.8
Delinquencies		240.4		296.0		4.8
Credit losses		173.5		220.5		3.5
Retained interest in sold receivables		102.7		64.3		1.0

*	Includes less than Rs. 0.1 million held by SPEs as of March 31, 2014 and nil as of March 31, 2015.

Schedule of Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets, or Servicing Liabilities

The table below outlines the economic assumptions and the sensitivity of the estimated fair value of retained interests in finance receivables as of March 31, 2014 and March 31, 2015 to immediate 10% and 20% changes in those assumptions:

	As of March 31,
	2014		2015		2015
	(In millions)
Fair value of retained interests
Annual prepayment rate:
Impact of 10% adverse change	Rs.	9.2	Rs.	6.7	US$	0.1
Impact of 20% adverse change		17.5		12.7		0.2
Expected credit losses:
Impact of 10% adverse change		10.0		6.6		0.1
Impact of 20% adverse change		20.0		13.2		0.2